Details of Significant Accounts - Leasing arrangements, movements of right-of-use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 323
Additions	786
Depreciation expense	(212)	$ (230)
Closing net book amount	850
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,017
Derecognition	(795)
Closing net book amount	1,008
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(694)
Derecognition	748
Closing net book amount	(158)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	252
Additions	584
Depreciation expense	(175)
Closing net book amount	661
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	809
Derecognition	(587)
Closing net book amount	806
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(557)
Derecognition	587
Closing net book amount	(145)
Business vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	71
Additions	202
Depreciation expense	(37)
Closing net book amount	189
Business vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	208
Derecognition	(208)
Closing net book amount	202
Business vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(137)
Derecognition	161
Closing net book amount	$ (13)